Additional information: condensed financial statements of the Company - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Decrease in net cash used in operating activities	$ 19,480	$ (13,911)	$ (45,649)
Increase (decrease) net cash generated from investing activities	(32,619)	(20,756)	79,260
Decrease in cash and cash equivalents	127,436	138,789	165,448	$ 122,930
Adjustment
Condensed Financial Statements, Captions [Line Items]
Decrease in net cash used in operating activities			17,600
Xunlei Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Increase in investments in subsidiaries and consolidated VIE	36,324	20,064
Decrease in cash and cash equivalents	$ 32,015	57,585	7,683	$ 47,781
Xunlei Limited [Member] | Adjustment
Condensed Financial Statements, Captions [Line Items]
Decrease in current portion of due from subsidiaries and consolidated VIE		275,700
Increase in non-current portion of due from subsidiaries and consolidated VIE		175,700
Increase in investments in subsidiaries and consolidated VIE		100,000
Decrease in net cash used in operating activities		13,400	175,700
Increase (decrease) net cash generated from investing activities		41,700	96,300
Decrease in cash and cash equivalents		$ 102,600	$ 181,900